UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED

ENTERPRISES MONEY MARKET FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 6/30

Date of reporting period: 12/31/2014

Item 1:	Report(s) to Shareholders.

2014 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

U.S. Government & Government Sponsored
Enterprises Money Market Fund

For the six-month period ended December 31, 2014

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Maturity

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

14	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund Semiannual Report

For the six-month period ended December 31, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund for the six-month period ended December 31, 2014. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund's portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees (currently only Class B shares have an active 12b-1 Plan); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 through December 31, 2014).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 7/1/14 – 12/31/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			7/1/14 -
	7/1/14	12/31/14	12/31/14
Class A
Actual	$1,000.00	$1,000.10	$0.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.95	$0.26
Class B
Actual	$1,000.00	$1,000.00	$0.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.85	$0.36
Class C
Actual	$1,000.00	$1,000.10	$0.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.95	$0.26
Class I
Actual	$1,000.00	$1,000.10	$0.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.95	$0.26

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.05% for Classes A, C, and I and 0.07% for Class B) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Maturity

December 31, 2014

Days	%*
1 – 30 days	41.53%
31 – 60 days	21.05%
61 – 90 days	15.72%
91 – 120 days	8.54%
Over 120 days	13.16%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments (unaudited)

December 31, 2014

			Principal
		Maturity	Amount	Fair
Investments	Yield(1)	Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 72.03%
Federal Home Loan Bank	0.06%	1/28/2015	$3,000	$2,999,876
Federal Home Loan Bank	0.06%	1/30/2015	12,000	11,999,420
Federal Home Loan Bank	0.07%	1/30/2015	4,000	3,999,791
Federal Home Loan Bank	0.09%	2/11/2015	18,000	17,998,258
Federal Home Loan Bank	0.09%	5/1/2015	2,500	2,499,225
Federal Home Loan Bank	0.10%	1/23/2015	4,400	4,399,731
Federal Home Loan Bank	0.10%	1/30/2015	7,000	6,999,436
Federal Home Loan Bank	0.10%	2/6/2015	15,000	14,998,545
Federal Home Loan Bank	0.10%	2/20/2015	24,000	23,996,867
Federal Home Loan Bank	0.10%	3/2/2015	10,000	9,998,333
Federal Home Loan Bank	0.10%	3/30/2015	5,000	4,998,778
Federal Home Loan Bank	0.10%	5/1/2015	3,000	2,999,050
Federal Home Loan Bank	0.10%	5/8/2015	6,000	5,997,883
Federal Home Loan Bank	0.11%	3/6/2015	7,600	7,598,581
Federal Home Loan Bank	0.11%	3/27/2015	5,700	5,698,520
Federal Home Loan Bank	0.11%	3/30/2015	3,000	2,999,193
Federal Home Loan Bank	0.11%	4/15/2015	6,000	5,998,180
Federal Home Loan Bank	0.11%	5/22/2015	2,000	1,999,119
Federal Home Loan Bank	0.12%	5/19/2015	9,000	8,996,032
Federal Home Loan Bank	0.12%	5/22/2015	7,500	7,496,622
Federal Home Loan Bank	0.13%	3/18/2015	10,000	9,997,298
Federal Home Loan Bank	0.14%	5/19/2015	6,000	5,996,780
Federal Home Loan Bank	0.17%	3/20/2015	9,000	8,996,782
Federal Home Loan Mortgage Corp.	0.05%	1/12/2015	12,000	11,999,835
Federal Home Loan Mortgage Corp.	0.05%	1/20/2015	6,000	5,999,842
Federal Home Loan Mortgage Corp.	0.06%	1/13/2015	3,000	2,999,940
Federal Home Loan Mortgage Corp.	0.06%	4/13/2015	10,000	9,998,215
Federal Home Loan Mortgage Corp.	0.07%	2/23/2015	12,000	11,998,746
Federal Home Loan Mortgage Corp.	0.08%	3/16/2015	4,000	3,999,383
Federal Home Loan Mortgage Corp.	0.09%	1/16/2015	3,300	3,299,883
Federal Home Loan Mortgage Corp.	0.09%	2/23/2015	24,000	23,996,997
Federal Home Loan Mortgage Corp.	0.09%	2/23/2015	6,000	5,999,214
Federal Home Loan Mortgage Corp.	0.10%	1/20/2015	14,000	13,999,298
Federal Home Loan Mortgage Corp.	0.10%	2/2/2015	2,000	1,999,833
Federal Home Loan Mortgage Corp.	0.10%	2/10/2015	6,000	5,999,367
Federal Home Loan Mortgage Corp.	0.10%	3/16/2015	14,000	13,997,266
Federal Home Loan Mortgage Corp.	0.10%	4/2/2015	8,900	8,897,863
Federal Home Loan Mortgage Corp.	0.10%	5/11/2015	12,000	11,995,667

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

December 31, 2014

			Principal
		Maturity	Amount	Fair
Investments	Yield(1)	Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES SECURITIES (continued)
Federal Home Loan Mortgage Corp.	0.12%	3/11/2015	$6,000	$5,998,620
Federal Home Loan Mortgage Corp.	0.12%	4/13/2015	7,300	7,297,621
Federal Home Loan Mortgage Corp.	0.12%	5/4/2015	15,000	14,994,209
Federal Home Loan Mortgage Corp.	0.12%	5/14/2015	5,000	4,997,783
Federal Home Loan Mortgage Corp.	0.12%	6/16/2015	5,600	5,596,920
Federal Home Loan Mortgage Corp.	0.13%	3/11/2015	8,000	7,998,007
Federal Home Loan Mortgage Corp.	0.13%	6/1/2015	3,100	3,098,310
Federal Home Loan Mortgage Corp.	0.14%	6/1/2015	4,000	3,997,651
Federal Home Loan Mortgage Corp.	0.14%	6/9/2015	4,200	4,197,496
Federal National Mortgage Assoc.	0.06%	1/5/2015	22,500	22,499,850
Federal National Mortgage Assoc.	0.06%	2/26/2015	27,000	26,997,480
Federal National Mortgage Assoc.	0.06%	3/16/2015	3,000	2,999,661
Federal National Mortgage Assoc.	0.06%	4/6/2015	2,000	1,999,667
Federal National Mortgage Assoc.	0.07%	3/18/2015	1,000	999,863
Federal National Mortgage Assoc.	0.07%	4/1/2015	6,100	6,099,009
Federal National Mortgage Assoc.	0.07%	4/8/2015	12,000	11,997,898
Federal National Mortgage Assoc.	0.07%	4/15/2015	4,000	3,999,191
Federal National Mortgage Assoc.	0.08%	4/15/2015	2,000	1,999,567
Federal National Mortgage Assoc.	0.09%	1/7/2015	3,000	2,999,957
Federal National Mortgage Assoc.	0.09%	1/7/2015	6,700	6,699,903
Federal National Mortgage Assoc.	0.09%	2/11/2015	6,000	5,999,385
Federal National Mortgage Assoc.	0.09%	3/2/2015	12,000	11,998,200
Federal National Mortgage Assoc.	0.09%	3/11/2015	4,000	3,999,348
Federal National Mortgage Assoc.	0.10%	2/26/2015	3,700	3,699,424
Federal National Mortgage Assoc.	0.17%	6/17/2015	1,600	1,598,738
Federal National Mortgage Assoc.	0.18%	6/17/2015	3,400	3,397,161
Total Government Sponsored Enterprises Securities (cost $495,004,568)				495,004,568

U.S. TREASURY OBLIGATION 0.73%
U.S. Treasury Note
(cost $5,003,204)	0.38%	3/15/2015	5,000	5,003,204

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

December 31, 2014

	Principal
	Amount	Fair
Investments	(000)	Value
SHORT-TERM INVESTMENTS 26.57%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 12/31/2014, Zero Coupon due 1/2/2015 with Fixed Income Clearing Corp. collateralized by $50,195,000 of U.S. Treasury Note at 1.375% due 5/31/2020; and $34,720,000 of U.S. Treasury Note at 1.875% due 6/30/2020; value: $84,210,188; proceeds: $82,555,877	$82,556	$82,555,877
Repurchase Agreement dated 12/31/2014, 0.07% due 1/2/2015 with J.P. Morgan Chase & Co. collateralized by $4,975,000 of Federal Farm Credit Bank at 0.135% due 4/21/2016; and $97,000,000 of Federal Farm Credit Bank at 0.181% due 2/21/2017; value: $102,085,842; proceeds: $100,000,389	100,000	100,000,000
Total Repurchase Agreements (cost $182,555,877)		182,555,877
Total Investments in Securities 99.33% (cost $682,563,649)*		682,563,649
Other Assets in Excess of Liabilities 0.67%		4,635,577
Net Assets 100.00%		$687,199,226

(1)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
*	Cost for Federal income tax purposes is $682,563,649. Weighted average maturity of investments: 52 days.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises Securities	$–	$495,004,568	$–	$495,004,568
U.S. Treasury Obligation	–	5,003,204	–	5,003,204
Repurchase Agreements	–	182,555,877	–	182,555,877
Total	$–	$682,563,649	$–	$682,563,649

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	There were no level transfers during the period ended December 31, 2014.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

December 31, 2014

ASSETS:
Investments in securities, at cost and fair value	$500,007,772
Investments in repurchase agreements, at cost and fair value	182,555,877
Receivables:
Capital shares sold	6,514,159
From advisor (See Note 3)	55,988
Interest	5,737
Prepaid expenses	47,691
Total assets	689,187,224
LIABILITIES:
Payables:
Capital shares reacquired	1,601,034
Directors’ fees	168,800
12b-1 distribution fees	68,928
Distributions payable	148
Accrued expenses	149,088
Total liabilities	1,987,998
NET ASSETS	$687,199,226
COMPOSITION OF NET ASSETS:
Paid-in capital	$687,193,420
Undistributed net investment income	259
Accumulated net realized gain on investments	5,547
Net Assets	$687,199,226
Net assets by class:
Class A Shares	$599,366,739
Class B Shares	$6,777,900
Class C Shares	$58,957,869
Class I Shares	$22,096,718
Outstanding shares by class:
Class A Shares (2 billion shares of common stock authorized, $.001 par value)	599,361,640
Class B Shares (400 million shares of common stock authorized, $.001 par value)	6,777,732
Class C Shares (500 million shares of common stock authorized, $.001 par value)	58,957,471
Class I Shares (100 million shares of common stock authorized, $.001 par value)	22,096,635
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$1.00
Class B Shares-Net asset value	$1.00
Class C Shares-Net asset value	$1.00
Class I Shares-Net asset value	$1.00

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended December 31, 2014

Investment income:
Interest and other	$197,083
Expenses:
Management fee	1,367,621
12b-1 distribution plan-Class B	28,670
Shareholder servicing	396,306
Fund administration	117,858
Registration	53,819
Reports to shareholders	24,518
Professional	21,874
Directors’ fees	10,264
Custody	5,702
Other	16,390
Gross expenses	2,043,022
Expense reductions (See Note 7)	(204)
Management fee waived and expenses reimbursed (See Note 3)	(1,876,071)
12b-1 distribution plan-Class B reimbursed (See Note 3)	(27,906)
Net expenses	138,841
Net investment income	58,242
Net Increase in Net Assets Resulting From Operations	$58,242

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended December 31, 2014	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	June 30, 2014
Operations:
Net investment income	$58,242	$134,825
Net increase in net assets resulting from operations	58,242	134,825
Distributions to shareholders from:
Net investment income
Class A	(51,469)	(119,913)
Class C	(4,744)	(11,824)
Class I	(2,029)	(3,088)
Total distributions to shareholders	(58,242)	(134,825)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	568,827,848	1,024,703,216
Reinvestment of distributions	53,030	124,191
Cost of shares reacquired	(437,482,886)	(1,246,553,065)
Net increase (decrease) in net assets resulting from capital share transactions	131,397,992	(221,725,658)
Net increase (decrease) in net assets	131,397,992	(221,725,658)
NET ASSETS:
Beginning of period	$555,801,234	$777,526,892
End of period	$687,199,226	$555,801,234
Undistributed net investment income	$259	$259

See Notes to Financial Statements.	9

Financial Highlights

	Class A Shares
	Six Months
	Ended
	12/31/2014		Year Ended 6/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	–	(b)	– (b)	– (b)	– (b)	– (b)	– (b)
Net realized and unrealized gain	–		–	– (b)	– (b)	–	–
Total from investment operations	–	(b)	– (b)	– (b)	– (b)	– (b)	– (b)
Distributions to shareholders from:
Net investment income	–	(b)	– (b)	– (b)	– (b)	– (b)	– (b)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c)	.01	%(d)	.02%	.02%	.02%	.02%	.02%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.02	%(d)	.06%	.11%	.06%	.14%	.13%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.02	%(d)	.06%	.11%	.06%	.14%	.13%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.34	%(d)	.66%	.68%	.66%	.68%	.76%
Net investment income	.01	%(d)	.02%	.02%	.02%	.02%	.02%

Supplemental Data:
Net assets, end of period (000)	$599,367		$485,799	$687,458	$538,523	$539,205	$498,657
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

10	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months
	Ended
	12/31/2014		Year Ended 6/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net realized and unrealized gain	–		–	– (a)	– (a)	–	–
Total from investment operations	–		–	– (a)	– (a)	–	–
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(b)	.00	%(c)	.00%	.00%	.00%	.00%	.00%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.03	%(c)	.08%	.13%	.08%	.16%	.15%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.03	%(c)	.08%	.13%	.08%	.16%	.15%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.72	%(c)	1.41%	1.43%	1.41%	1.43%	1.51%

Supplemental Data:
Net assets, end of period (000)	$6,778		$8,051	$13,682	$16,456	$23,172	$33,210
(a)	Amount is less than $.01.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	11

Financial Highlights (continued)

	Class C Shares
	Six Months
	Ended
	12/31/2014		Year Ended 6/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	–	(b)	– (b)	– (b)	– (b)	– (b)	– (b)
Net realized and unrealized gain	–		–	– (b)	– (b)	–	–
Total from investment operations	–	(b)	– (b)	– (b)	– (b)	– (b)	– (b)
Distributions to shareholders from:
Net investment income	–	(b)	– (b)	– (b)	– (b)	– (b)	– (b)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c)	.01	%(d)	.02%	.02%	.02%	.02%	.02%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.02	%(d)	.06%	.11%	.06%	.14%	.13%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.02	%(d)	.06%	.11%	.06%	.14%	.13%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.34	%(d)	.66%	.68%	.66%	.68%	.76%
Net investment income	.01	%(d)	.02%	.02%	.02%	.02%	.02%

Supplemental Data:
Net assets, end of period (000)	$58,958		$42,018	$62,773	$45,710	$38,965	$45,310
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class I Shares
	Six Months
	Ended
	12/31/2014		Year Ended 6/30
	(unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	–	(b)	– (b)	– (b)	– (b)	– (b)	– (b)
Net realized and unrealized gain	–		–	– (b)	– (b)	–	–
Total from investment operations	–	(b)	– (b)	– (b)	– (b)	– (b)	– (b)
Distributions to shareholders from:
Net investment income	–	(b)	– (b)	– (b)	– (b)	– (b)	– (b)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c)	.01	%(d)	.02%	.02%	.02%	.02%	.02%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.02	%(d)	.06%	.11%	.06%	.14%	.13%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.02	%(d)	.06%	.11%	.06%	.14%	.13%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.34	%(d)	.66%	.68%	.66%	.68%	.76%
Net investment income	.01	%(d)	.02%	.02%	.02%	.02%	.02%

Supplemental Data:
Net assets, end of period (000)	$22,097		$19,934	$13,613	$12,219	$9,846	$8,921
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

The Fund has four classes of shares: Classes A, B, C and I. There are no front-end sales charges on shares of each class, although there may be a contingent deferred sales charge (“CDSC”) applied to a class of shares as follows: certain redemptions of Class A or Class C shares acquired through an exchange; and Class B shares redeemed before the sixth anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund values securities utilizing the amortized cost method, which approximates fair value. Under the amortized cost method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates fair value due to the short duration of the issue.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute

Notes to Financial Statements (unaudited)(continued)

substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended June 30, 2011 through June 30, 2014. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of December 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Notes to Financial Statements (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $250 million	.50%
Next $250 million	.45%
Over $500 million	.40%

For the six months ended December 31, 2014, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Lord Abbett voluntarily waived the Fund’s management fee and administrative services fee, and reimbursed a portion of the Fund’s other expenses to the extent necessary to maintain a .02% annualized distribution yield for Class A, C and I shares and a .00% annualized distribution yield for Class B shares. Accordingly, for the six months ended December 31, 2014, Lord Abbett waived its entire management fee and administrative services fee of $1,367,621 and $117,858, respectively, and reimbursed other expenses of $390,592. In addition, Lord Abbett Distributor LLC (the “Distributor”) voluntarily reimbursed Class B 12b-1 distribution fees of $27,906 in order to maintain a .00% annualized distribution yield, as described above.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B and C shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to the Distributor, an affiliate of Lord Abbett. The following maximum annual rates have been approved by the Board pursuant to the plan:

Fees	Class A	(1)	Class B	Class C	(1)
Service and distribution fee	.15%		.75%	1.00%

(1)	The Fund has not activated its plan for Class A and Class C, and therefore, no payments are currently authorized under the distribution plan.

Class I shares do not have a distribution plan.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

The tax character of distributions paid during the six months ended December 31, 2014 and fiscal year ended June 30, 2014 was as follows:

	Six Months Ended
	12/31/2014	Year Ended
	(unaudited)	6/30/2014
Distributions paid from:
Ordinary income	$58,242	$134,825
Total distributions paid	$58,242	$134,825

5.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Repurchase Agreements	$182,555,877	$–	$182,555,877
Total	$182,555,877	$–	$182,555,877

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$82,555,877	$–	$–	$(82,555,877)	$–
J.P. Morgan Chase	100,000,000	–	–	(100,000,000)	–
Total	$182,555,877	$–	$–	$(182,555,877)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2014.

Notes to Financial Statements (unaudited)(continued)

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

9.	INVESTMENT RISKS

The Fund’s yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in money market securities issued by the U.S. Government and by various government-sponsored enterprises such as Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government-sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise’s obligations. There is no assurance that the U.S. Government will provide financial support to enterprises that are not supported by the full faith and credit of the U.S. Government. The Fund also may invest in repurchase agreements involving the securities described herein.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(concluded)

10.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended		Year Ended
	December 31, 2014		June 30, 2014

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	505,323,903	$505,323,902	940,914,368	$940,914,369
Converted from Class B*	821,696	821,697	1,267,099	1,267,099
Reinvestment of distributions	47,930	47,930	113,113	113,113
Shares reacquired	(392,625,496)	(392,625,497)	(1,143,953,874)	(1,143,953,877)
Increase (decrease)	113,568,033	$113,568,032	(201,659,294)	$(201,659,296)

Class B Shares
Shares sold	1,566,701	$1,566,701	3,239,500	$3,239,500
Shares reacquired	(2,017,790)	(2,017,789)	(7,604,044)	(7,604,044)
Converted to Class A*	(821,696)	(821,697)	(1,267,096)	(1,267,099)
Decrease	(1,272,785)	$(1,272,785)	(5,631,640)	$(5,631,643)

Class C Shares
Shares sold	41,001,437	$41,001,437	58,183,692	$58,183,692
Reinvestment of distributions	4,994	4,994	10,969	10,969
Shares reacquired	(24,066,652)	(24,066,652)	(78,950,015)	(78,950,015)
Increase (decrease)	16,939,779	$16,939,779	(20,755,354)	$(20,755,354)

Class I Shares
Shares sold	20,935,808	$20,935,808	22,365,655	$22,365,655
Reinvestment of distributions	106	106	109	109
Shares reacquired	(18,772,948)	(18,772,948)	(16,045,129)	(16,045,129)
Increase	2,162,966	$2,162,966	6,320,635	$6,320,635

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

11.	RECENT REGULATORY DEVELOPMENT

On July 23, 2014, the U.S. Securities and Exchange Commission approved certain rule amendments that govern money market funds, which include the Fund. Among other things, the rule amendments generally permit (and under certain circumstances require) money market funds to impose a liquidity fee of up to 2% and to temporarily suspend redemptions (known as the “redemption gate”) if weekly liquidity levels fall below a required regulatory threshold. The applicability of certain of the rule amendments hinges on whether a money market fund meets the definition of a government money market fund or a retail money market fund. Under the rule amendments, a government money market fund is defined as a money market fund that invests 99.5% or more of its total assets in cash, U.S. government securities, and/or repurchase agreements collateralized fully in cash or U.S. government securities. The Fund currently intends to continue to invest, under normal circumstances, substantially all of its assets in a manner consistent with the rule amendments’ definition of a government money market fund. The Fund’s management currently is evaluating the amendments and the manner in which it intends to comply with any new applicable requirements prior to the mandatory compliance dates, which are staggered through 2016. The Fund’s management currently does not expect the rule amendments to have a significant impact on the Fund’s financial statements.

Supplemental Proxy Information (unaudited)

A joint special meeting of shareholders of the Fund was held on December 4, 2014. The joint special meeting was held for the purpose of electing members of the Fund’s Board of Directors. Shareholders elected the following nine (9) Directors at the joint special meeting:

•	E. Thayer Bigelow
•	Robert B. Calhoun, Jr.
•	Eric C. Fast
•	Daria L. Foster
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Franklin W. Hobbs
•	James M. McTaggart
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

Nominee	Votes For	Votes Withheld
E. Thayer Bigelow	322,034,224.051	17,449,845.401
Robert B. Calhoun, Jr.	322,117,686.701	17,366,382.751
Eric C. Fast	312,382,286.350	27,101,783.102
Daria L. Foster	322,002,681.518	17,481,387.934
Evelyn E. Guernsey	321,915,405.108	17,568,664.344
Julie A. Hill	321,955,572.871	17,528,496.581
Franklin W. Hobbs	322,150,988.751	17,333,080.701
James M. McTaggart	322,200,130.818	17,283,938.634
James L.L. Tullis	312,320,891.130	27,163,178.322

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group as of various periods ended August 31, 2014. The Board observed that the Fund’s investment performance was below the median of the peer group for each of the periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Approval of Advisory Contract (concluded)

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group. It also considered the projected expense levels and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was below the median of the expense peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett U.S. Government & Government
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Sponsored Enterprises Money Market Fund, Inc.	LAMM-3 (02/15)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

lord abbett u.s. government & Government sponsored entrprises money market fund, inc.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 24, 2015

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 24, 2015

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 24, 2015